Other Real Estate Securities (Summary of Realized Gains) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Sale Price			$ 0	$ 19,266	$ 51,160	$ 19,266	$ 47,316
Realized Gain, Net	$ 0	$ 192	$ 0	738	125	738	297
Other real estate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost Basis		9,821		18,528	360	18,528	47,020
Sale Price		10,013		19,266	485	19,266	47,317
Realized Gain, Net		$ 192		$ 738	$ 125	$ 738	$ 297